Note 6 - Earnings (Loss) per Share (Detail) (USD $)	3 Months Ended		6 Months Ended		18 Months Ended	118 Months Ended	130 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012
Net Income (Loss) Attributable to Parent (in Dollars)	$ 774,370	$ (92,876)	$ 1,372,860	$ (173,429)	$ (173,429)	$ (342,789)	$ (342,789)
Weighted Average Number of Shares Outstanding, Basic	22,050,432	27,079,086	24,559,473	27,004,496
Weighted Average Number of Shares Outstanding, Diluted	22,875,748	27,079,086	25,384,789	27,004,496
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				533,666
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		740,000